Stock-based Compensation - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Detail) - Options to Purchase Common Stock	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		75.00%	77.00%
Dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 1 month 6 days	6 years	6 years 1 month 6 days
Expected volatility	73.00%
Risk-free interest rate	2.50%	1.90%	1.20%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 1 month 6 days	10 years	10 years
Expected volatility	81.00%
Risk-free interest rate	3.10%	2.40%	2.50%